Summary of Significant Accounting Policies (Details) - EBP 004	12 Months Ended
Dec. 31, 2025
Stable value collective trust funds | Minimum
EBP, Accounting Policy [Line Items]
Investment redemption, notice period	12 months
Stable value collective trust funds | Maximum
EBP, Accounting Policy [Line Items]
Investment redemption, notice period	30 months
Life cycle collective trust funds
EBP, Accounting Policy [Line Items]
Investment redemption, notice period	30 days